Cover Page	Jun. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 15, 2023
Entity Registrant Name	WORLD KINECT CORPORATION
Entity Incorporation, State or Country Code	FL
Entity File Number	001-09533
Entity Tax Identification Number	59-2459427
Entity Address, Address Line One	9800 N.W. 41st Street,
Entity Address, City or Town	Miami,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	305
Local Phone Number	428-8000
Entity Information, Former Legal or Registered Name	World Fuel Services Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WKC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000789460
Amendment Flag	false
Current Fiscal Year End Date	--12-31